Investment Strategy	Apr. 24, 2026
T. Rowe Price All-Cap Opportunities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests primarily (at least 65% of its total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the adviser’s view, are the fastest growing or have the greatest growth potential. While the fund generally takes a growth approach to stock selection, the fund may opportunistically invest in companies with either growth or value characteristics. Growing companies that are positioned to benefit from dynamic technological, social, medical, and business developments that help define the current U.S. economic landscape can be found across an array of sectors. The fund’s allocation to sectors will generally reflect such factors as the overall revenue growth of the component companies in a sector and the sector’s contribution to U.S. gross domestic product from year to year.

The fund can invest in companies of any size (or market capitalization). In selecting stocks, the adviser looks for many characteristics, typically including, but not limited to:

●	earnings growth rates that generally exceed that of the average company in the Russell 3000® Index;

●	favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

●	effective management; and/or

●	stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company’s prospects.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Strategy Portfolio Concentration [Text]	The fund invests primarily (at least 65% of its total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the adviser’s view, are the fastest growing or have the greatest growth potential.
T. Rowe Price Blue Chip Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics. For purposes of the fund’s 80% investment policy, the fund considers a company to be a blue chip company if the company’s securities are represented in the S&P 500 Index and the fund considers a company to have growth characteristics if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund primarily invests in common stocks and focuses on blue chip growth companies. Blue chip growth companies are firms that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund’s investment approach reflects the belief that solid company fundamentals (with emphasis on the potential for above-average growth) combined with a positive industry outlook may result in a higher stock price. Some of the companies the adviser targets for the fund should have good prospects for dividend growth.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics.
T. Rowe Price Equity Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund considers a company to have a track record of paying dividends if the security has paid a dividend within the past 12 months. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund generally seeks investments in large-cap companies. The fund typically employs a value approach in selecting investments. The adviser’s in-house research team seeks dividend-paying companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

At times, the fund may have a significant portion of its assets invested in the same economic sector. While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends.
T. Rowe Price Health Sciences Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”). Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-cap companies. The fund defines the health sciences industry broadly and divides it into four main areas: pharmaceutical companies; health care services companies; medical products and devices providers; and biotechnology firms. The fund’s allocation among these four areas will vary depending on the relative potential the adviser sees within each area and the outlook for the overall health sciences sector.

The fund uses fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund follows a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, the fund may follow a value approach, seeking companies that are seemingly undervalued. The fund generally seeks investments in companies that are developing new and effective medicines, as well as companies whose business models reduce costs or improve quality in health care systems.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s). The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).
T. Rowe Price Mid-Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400® Index or the Russell Midcap® Growth Index. As of December 31, 2025, the market capitalization ranges for the S&P MidCap 400® Index and the Russell Midcap® Growth Index were approximately $1.68 billion to $32.94 billion, and $1.18 billion to $88.94 billion, respectively. The market capitalization of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap equity market.

The fund’s growth-oriented approach to stock selection reflects the belief that when a company’s earnings grow faster than both inflation and the overall economy, it will result in a higher stock price.

In selecting investments, the adviser generally favors companies with one or more of the following:

●	proven products or services;

●	a record of above-average earnings growth;

●	demonstrated potential to sustain earnings growth;

●	connection to an industry experiencing increasing demand; or

●	stock prices that appear to undervalue their growth prospects.

The fund may, to a limited extent, invest in privately held companies and companies that only recently began to trade publicly.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company.
T. Rowe Price Moderate Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio typically consisting of approximately 60% of its net assets in stocks and 40% of its net assets in bonds, money market securities and cash reserves. The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds. Domestic stocks are generally selected from the overall U.S. stock market. International stocks are selected primarily from large companies in developed markets but may also include investments in emerging markets. Bonds, which may be issued by U.S. or foreign issuers and issued with fixed or floating interest rates, are primarily rated investment grade (i.e., assigned one of the four highest credit ratings by credit rating agencies) and are chosen across the entire government, corporate, and mortgage- and asset-backed securities markets. Maturities generally reflect the adviser’s outlook for interest rates. The fund also gains exposure to stocks and fixed income securities, as well as specific asset classes, through futures, options, or investments in other T. Rowe Price mutual funds and/or exchange-traded funds.

The adviser may decide to overweight or underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the fund’s allocation to the broad asset classes will be within the following ranges, each as a percentage of the fund’s net assets: stocks (50-70%) and bonds, money market securities, and cash reserves (30-50%). When deciding upon allocations within these prescribed limits, the adviser may favor stocks when strong economic growth is expected and may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The adviser may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets.

When selecting particular stocks, the adviser examines relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. This process draws heavily upon the adviser’s proprietary stock research expertise. While the fund maintains a diversified portfolio, its portfolio manager may, at any particular time, shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield or “junk” bonds, mortgage- and asset-backed securities, foreign bonds, and emerging markets bonds), the adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses credit default swaps, credit default swap indexes (CDX), forward currency exchange contracts, interest rate futures, interest rate swaps, and interest rate swaptions.

Credit default swaps are typically used to protect the value of certain portfolio holdings as an alternative to cash bonds, and to manage the fund’s overall credit risk exposure. A CDX allows the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Forward currency exchange contracts are typically used to protect the fund’s non-U.S. dollar-denominated securities from adverse currency movements. Interest rate futures and interest rate swaps are primarily used to manage the fund’s exposure to interest rate changes and limit overall volatility by adjusting the portfolio’s duration and extending or shorting the overall maturity of the fund. Interest rate swaptions are primarily used in an effort to manage exposure to changes in interest rates or to adjust portfolio duration.

Strategy Portfolio Concentration [Text]	The fund pursues its objective(s) by investing in a diversified portfolio typically consisting of approximately 60% of its net assets in stocks and 40% of its net assets in bonds, money market securities and cash reserves.